Northwestern Mutual Series Fund, Inc. ("Series Fund")
Item G.1.a.i - Legal Proceedings

The Series Fund is a defendant in two lawsuits arising from the Series Fund's receipt of proceeds from the 2007 Tribune Company leveraged buy-out ("Tribune
LBO"). One lawsuit, filed in the U.S. District Court for the Southern District of New York by a Litigation Trust on behalf of unsecured creditors, asserts that the directors and officers of Tribune Company intentionally defrauded creditors through the Tribune LBO. This case is Mark S. Kirschner, as Litigation Trustee for the
Tribune Litigation Trust, Plaintiff, against Dennis J.
Fitzsimmons, et al., Defendants, United States District
Court of the Southern District of New York, Case No. 12-
CV-2652 (RJS). In the second lawsuit, a group of secured creditors asserted that the Tribune Company officers and directors constructively defrauded Plaintiffs through the Tribune LBO. The case in which the Series
Fund was named is Deutsche Bank Trust Company
Americas, et. al., Plaintiffs v. Associated Bank Green
Bay, N.A., et al., Defendants, Western District of
Wisconsin Case No. 1:11-CV-09514. The two cases were consolidated with numerous other cases involving the Tribune LBO in a multidistrict proceeding opened in the Southern District of New York, Case Nos., 11 MD 2296
(RJS) and 12 MC 2296 (RJS). The plaintiffs in both lawsuits seek to recover amounts paid to Tribune
Company shareholders in the Tribune LBO plus interest, attorneys' fees and expenses. The Series Fund's Index
500 Stock Portfolio, Small Cap Value Portfolio and
Equity Income Portfolio received $977,000, $618,000 and $2,873,000, respectively, in the Tribune LBO. No acts of impropriety or wrongdoing are alleged against the Series Fund or its management. Both cases were dismissed at the pleading stage. The dismissal of the lawsuit asserted by the Litigation Trustee on behalf of the unsecured creditors currently is on appeal to the U.S. Court of Appeals for the Second Circuit. The dismissal of the lawsuit asserted by Deutsche Bank
Trust Company Americas and the other secured creditors was affirmed by the U.S. Court of Appeals for the Second Circuit and is currently the subject of reconsideration by the U.S. Court of Appeals for the Second Circuit following a decision by the U.S. Supreme
Court on a related issue.